Presentation of financial statements and summary of significant accounting policies - Biological assets (Details) - Biological assets	12 Months Ended
Dec. 31, 2017
Minimum
Biological assets
Harvest Cycle	6 years
Maximum
Biological assets
Harvest Cycle	7 years